CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Property, plant and equipment, accumulated depreciation	$ 1,115	$ 892	$ 0
Note receivable, allowance, noncurrent	500,000	500,000	500,000
Intangible assets, accumulated amortization	$ 504	$ 396	$ 0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in Shares)	20,350,003	20,350,003	20,000,003
Common stock, shares outstanding (in Shares)	20,350,003	20,350,003	20,000,003
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Non-Related Party Debt [Member] | Convertible Debt [Member]
Debt discount, current	$ 524,751	$ 227,475	$ 0
Debt discount, noncurrent	54,029	390,021	194,444
Related Party Notes [Member] | Convertible Debt [Member]
Debt discount, current	199,659	95,447	0
Debt discount, noncurrent	$ 750,964	$ 1,018,657	$ 0